SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of stock options outstanding [Table Text Block]
Number of Options (000's)
Balance at December 31, 2020	12,219
Expired	(1,339)
Forfeited	(177)
Balance at December 31, 2021	10,703
Expired	(193)
Balance at December 31, 2022	10,510

Exercisable at December 31, 2022	10,460

Disclosure of RSUs outstanding [Table Text Block]
Number of RSUs (000's)
Balance at December 31, 2020	18,273
Granted	43,380
Exercised	(110)
Expired	(1,693)
Forfeited	(4,872)
Balance at December 31, 2021	54,978
Granted	30,531
Exercised	(1,413)
Expired	(313)
Forfeited	(187)
Balance at December 31, 2022	83,596

Exercisable at December 31, 2022	60,962

Additional information about share-based compensation expense [Table Text Block]
For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Share-based compensation payments	14,157	18,658	8,352
Capitalized to developed and producing assets	(4,113)	(4,619)	(1,197)
Share-based compensation expense	10,044	14,039	7,155